SUBSIDIARIES INCLUDED IN THE CONSOLIDATED FINANCIAL STATEMENTS (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Land Marine S.A. [Member]
Entity Incorporation, State Country Name					Marshall Islands
Nature / Vessel Name	Dissolved	[1]	Dissolved	[1]
Statement of operations	—		—		1/1/2010 — 9/15/2010
Rider Marine S.A. [Member]
Entity Incorporation, State Country Name					Marshall Islands
Nature / Vessel Name	Dissolved	[2]	Dissolved	[2]
Statement of operations	—		—		1/1/2010 — 4/22/2010
Ostria Waves Ltd. [Member]
Entity Incorporation, State Country Name					Marshall Islands
Nature / Vessel Name	Dissolved	[3]	Dissolved	[3]
Statement of operations	—		—		1/1/2010 — 9/7/2010
Altius Marine S.A. [Member]
Entity Incorporation, State Country Name	Marshall Islands		Marshall Islands		Marshall Islands
Nature / Vessel Name	Vessel owning company	[4]	Vessel owning company	[4]	Vessel owning company	[4]
Statement of operations	—		1/1/2011 — 12/22/2011		1/1/2010 — 12/31/2010
Fortius Marine S.A. [Member]
Entity Incorporation, State Country Name	Marshall Islands		Marshall Islands		Marshall Islands
Nature / Vessel Name	Vessel owning company	[4]	Vessel owning company	[4]	Vessel owning company	[4]
Statement of operations	—		1/1/2011 — 12/22/2011		1/1/2010 — 12/31/2010
Ermina Marine Ltd. [Member]
Entity Incorporation, State Country Name	Marshall Islands		Marshall Islands		Marshall Islands
Nature / Vessel Name	Vessel owning company	[5]	Vessel owning company	[5]	Vessel owning company	[5]
Statement of operations	—		—		1/1/2010 — 9/7/2010
Chinook Waves Corporation [Member]
Entity Incorporation, State Country Name	Marshall Islands		Marshall Islands		Marshall Islands
Nature / Vessel Name	Vessel owning company	[6]	Vessel owning company	[6]	Vessel owning company	[6]
Statement of operations	—		—		1/1/2010 — 4/15/2010
Compass Overseas Ltd. [Member]
Entity Incorporation, State Country Name	Bermuda		Bermuda		Bermuda
Nature / Vessel Name	Vessel owning company	[7]	Vessel owning company	[7]	Vessel owning company	[7]
Statement of operations	1/1/2012 — 1/31/2012		1/1/2011 — 12/31/2011		1/1/2010 — 12/31/2010
Compassion Overseas Ltd. [Member]
Entity Incorporation, State Country Name	Bermuda		Bermuda		Bermuda
Nature / Vessel Name	Vessel owning company	[7]	Vessel owning company	[7]	Vessel owning company	[7]
Statement of operations	1/1/2012 — 1/31/2012		1/1/2011 — 12/31/2011		1/1/2010 — 12/31/2010
Australia Holdings Ltd. [Member]
Entity Incorporation, State Country Name	Liberia		Liberia		Liberia
Nature / Vessel Name	Vessel owning company	[8]	Vessel owning company	[8]	Vessel owning company	[8]
Statement of operations	1/1/2012 — 1/31/2012		1/1/2011 — 12/31/2011		1/1/2010 — 12/31/2010
Brazil Holdings Ltd. [Member]
Entity Incorporation, State Country Name	Liberia		Liberia		Liberia
Nature / Vessel Name	Vessel owning company	[9]	Vessel owning company	[9]	Vessel owning company	[9]
Statement of operations	1/1/2012 — 3/19/2012		1/1/2011 — 12/31/2011		1/1/2010 — 12/31/2010
China Holdings Ltd. [Member]
Entity Incorporation, State Country Name	Liberia		Liberia		Liberia
Nature / Vessel Name	Vessel owning company	[10]	Vessel owning company	[10]	Vessel owning company	[10]
Statement of operations	1/1/2012 — 2/11/2012		1/1/2011 — 12/31/2011		1/1/2010 — 12/31/2010
Curby Navigation Ltd. [Member]
Entity Incorporation, State Country Name	Liberia		Liberia		Liberia
Nature / Vessel Name	Foreclosed	[11]
Statement of operations	1/1/2012 — 3/14/2012		6/13/2011 — 12/31/2011		—
NewLead Victoria Ltd. [Member]
Entity Incorporation, State Country Name	Liberia		Liberia		Liberia
Nature / Vessel Name	M/V Newlead Victoria		M/V Newlead Victoria		M/V Newlead Victoria
Statement of operations	1/1/2012 — 12/31/2012		1/1/2011 — 12/31/2011		4/1/2010 — 12/31/2010
Grand Venetico Inc. [Member]
Entity Incorporation, State Country Name	Marshall Islands		Marshall Islands		Marshall Islands
Nature / Vessel Name	Vessel owning company	[12]	Vessel owning company	[12]	Vessel owning company	[12]
Statement of operations	1/1/2012 — 5/8/2012		1/1/2011 — 12/31/2011		4/1/2010 — 12/31/2010
Grand Oceanos Inc. [Member]
Entity Incorporation, State Country Name	Liberia		Liberia		Liberia
Nature / Vessel Name	Vessel owning company	[13]	Vessel owning company	[13]	Vessel owning company	[13]
Statement of operations	1/1/2012 — 1/11/2012		1/1/2011 — 12/31/2011		4/1/2010 — 12/31/2010
Grand Rodosi Inc. [Member]
Entity Incorporation, State Country Name	Liberia		Liberia		Liberia
Nature / Vessel Name	Vessel owning company	[14]	Vessel owning company	[14]	Vessel owning company	[14]
Statement of operations	1/1/2012 — 2/7/2012		1/1/2011 — 12/31/2011		4/1/2010 — 12/31/2010
Challenger Enterprises Ltd. [Member]
Entity Incorporation, State Country Name	Liberia		Liberia		Liberia
Nature / Vessel Name	Vessel owning company	[15]	Vessel owning company	[15]	Vessel owning company	[15]
Statement of operations	1/1/2012 — 7/19/2012		1/1/2011 — 12/31/2011		4/1/2010 — 12/31/2010
Crusader Enterprises Ltd. [Member]
Entity Incorporation, State Country Name	Liberia		Liberia		Liberia
Nature / Vessel Name	Vessel owning company	[15]	Vessel owning company	[15]	Vessel owning company	[15]
Statement of operations	1/1/2012 — 7/27/2012		1/1/2011 — 12/31/2011		4/1/2010 — 12/31/2010
NewLead Shipping S.A. [Member]
Entity Incorporation, State Country Name	Panama		Panama		Panama
Nature / Vessel Name	Management company		Management company		Management company
Statement of operations	—		—		—
NewLead Bulkers S.A. [Member]
Entity Incorporation, State Country Name	Liberia		Liberia		Liberia
Nature / Vessel Name	Management company		Management company		Management company
Statement of operations	—		—		—
Santa Ana Waves Corporation [Member]
Nature / Vessel Name	Dissolved	[16]	Dissolved	[16]	Dissolved	[16]
Statement of operations	—		—		—
Makassar Marine Ltd. [Member]
Entity Incorporation, State Country Name					Marshall Islands
Nature / Vessel Name	Dissolved	[17]	Dissolved	[17]
Statement of operations	—		—		1/1/2010 — 1/7/2010
Seine Marine Ltd. [Member]
Entity Incorporation, State Country Name					Marshall Islands
Nature / Vessel Name	Dissolved	[18]	Dissolved	[18]
Statement of operations	—		—		1/1/2010 — 1/20/2010
Vintage Marine S.A. [Member]
Entity Incorporation, State Country Name					Marshall Islands
Nature / Vessel Name	Dissolved	[19]	Dissolved	[19]
Statement of operations	—		—		—
Jubilee Shipholding S.A. [Member]
Entity Incorporation, State Country Name					Marshall Islands
Nature / Vessel Name	Dissolved	[19]	Dissolved	[19]
Statement of operations	—		—		—
Olympic Galaxy Shipping Ltd. [Member]
Entity Incorporation, State Country Name					Marshall Islands
Nature / Vessel Name	Dissolved	[20]	Dissolved	[20]
Statement of operations	—		—		—
Dynamic Maritime Co. [Member]
Entity Incorporation, State Country Name					Marshall Islands
Nature / Vessel Name	Dissolved	[20]	Dissolved	[20]
Statement of operations	—		—		—
AMT Management Ltd. [Member]
Entity Incorporation, State Country Name	Marshall Islands		Marshall Islands		Marshall Islands
Nature / Vessel Name	Management company		Management company		Management company
Statement of operations	—		—		—
NewLead Holdings (US) Corp. (ex NewLead Holdings (ex Aries Maritime) (US) LLC) [Member]
Entity Incorporation, State Country Name	United States of America		United States of America		United States of America
Nature / Vessel Name	Operating company	[21]	Operating company	[21]	Operating company	[21]
Statement of operations	—		—		—
Abroad Consulting Ltd. [Member]
Nature / Vessel Name	Dissolved	[22]	Dissolved	[22]	Dissolved	[22]
Statement of operations	—		—		—
Leading Marine Consultants Inc. [Member]
Entity Incorporation, State Country Name	Marshall Islands		Marshall Islands		Marshall Islands
Nature / Vessel Name	Operating company		Operating company		Operating company
Statement of operations	—		—		—
Ayasha Trading Corporation [Member]
Entity Incorporation, State Country Name	Liberia		Liberia		Liberia
Nature / Vessel Name	Foreclosed	[23]
Statement of operations	1/1/2012 — 2/24/2012		1/1/2011 — 12/31/2011		12/3/2010 — 12/31/2010
Bethune Properties S.A. [Member]
Entity Incorporation, State Country Name	Liberia		Liberia		Liberia
Nature / Vessel Name	Foreclosed	[24]
Statement of operations	1/1/2012 — 2/24/2012		11/10/2011 — 12/31/2011		—
Grand Esmeralda Inc. [Member]
Entity Incorporation, State Country Name	Liberia		Liberia		Liberia
Nature / Vessel Name	Vessel owning company	[25]	Vessel owning company	[25]	Vessel owning company	[25]
Statement of operations	1/1/2012 — 2/16/2012		1/1/2011 — 12/31/2011		7/9/2010 — 12/31/2010
Grand Markela Inc. [Member]
Entity Incorporation, State Country Name	Liberia		Liberia		Liberia
Nature / Vessel Name	M/V Newlead Markela		M/V Newlead Markela		M/V Newlead Markela
Statement of operations	1/1/2012 — 12/31/2012		1/1/2011 — 12/31/2011		7/2/2010 — 12/31/2010
Grand Spartounta Inc. [Member]
Entity Incorporation, State Country Name	Marshall Islands		Marshall Islands		Marshall Islands
Nature / Vessel Name	Vessel owning company	[26]	Vessel owning company	[26]	Vessel owning company	[26]
Statement of operations	—		1/1/2011 — 9/13/2011		7/2/2010 — 12/31/2010
NewLead Progress Inc. [Member]
Entity Incorporation, State Country Name	Marshall Islands		Marshall Islands		Marshall Islands
Nature / Vessel Name	Dormant company		Dormant company		Dormant company
Statement of operations	—		—		—
NewLead Prosperity Inc. [Member]
Entity Incorporation, State Country Name	Marshall Islands		Marshall Islands
Nature / Vessel Name	Vessel owning company	[26]	Vessel owning company	[26]	Vessel owning company	[26]
Statement of operations	—		1/1/2011 — 9/20/2011		10/1/2010 — 12/31/2010
Grand Affection S.A. [Member]
Entity Incorporation, State Country Name	Marshall Islands		Marshall Islands		Marshall Islands
Nature / Vessel Name	Vessel owning company	[27]	Vessel owning company	[27]	Vessel owning company	[27]
Statement of operations	1/1/2012 — 3/26/2012		7/28/2011 — 12/31/2011		—
Grand Affinity S.A. [Member]
Entity Incorporation, State Country Name	Marshall Islands		Marshall Islands		Marshall Islands
Nature / Vessel Name	Hull owning company	[28]	Hull owning company	[28]	Hull owning company	[28]
Statement of operations	—		—		—
NewLead Stride Inc. [Member]
Entity Incorporation, State Country Name					Marshall Islands
Nature / Vessel Name	Dissolved	[20]	Dissolved	[20]
Statement of operations	—		—		—
Grand Victoria Pte Ltd. [Member]
Entity Incorporation, State Country Name	Singapore		Singapore		Singapore
Nature / Vessel Name	Dormant company		Dormant company		Dormant company
Statement of operations	—		—		—
NewLead Bulker Holdings Inc. [Member]
Entity Incorporation, State Country Name	Marshall Islands		Marshall Islands		Marshall Islands
Nature / Vessel Name	Sub-holding company		Sub-holding company		Sub-holding company
Statement of operations	—		—		—
NewLead Tanker Holdings Inc. [Member]
Entity Incorporation, State Country Name	Marshall Islands		Marshall Islands		Marshall Islands
Nature / Vessel Name	Sub-holding company		Sub-holding company		Sub-holding company
Statement of operations	—		—		—
Mote Shipping Ltd. [Member]
Entity Incorporation, State Country Name					Malta
Nature / Vessel Name	Dissolved	[20]	Dissolved	[20]
Statement of operations	—		—		—
Statesman Shipping Ltd. [Member]
Entity Incorporation, State Country Name					Malta
Nature / Vessel Name	Dissolved	[29]	Dissolved	[29]
Statement of operations	—		—		—
Trans Continent Navigation Ltd. [Member]
Entity Incorporation, State Country Name	Malta		Malta		Malta
Nature / Vessel Name	Dormant company		Dormant company		Dormant company
Statement of operations	—		—		—
Trans State Navigation Ltd. [Member]
Entity Incorporation, State Country Name	Malta		Malta		Malta
Nature / Vessel Name	Dormant company		Dormant company		Dormant company
Statement of operations	—		—		—
Bora Limited [Member]
Entity Incorporation, State Country Name	British Virgin Islands		British Virgin Islands		British Virgin Islands
Nature / Vessel Name	Vessel owning company		Vessel owning company		Vessel owning company
Statement of operations	—		—		—
NewLead Trading Inc. [Member]
Entity Incorporation, State Country Name	Liberia		Liberia		Liberia
Nature / Vessel Name	Trading company	[30]	Trading company	[30]	Trading company	[30]
Statement of operations	—		—		—
NewLead JMEG LLC [Member]
Entity Incorporation, State Country Name	United States of America		United States of America		United States of America
Nature / Vessel Name	Trading company	[31]	Trading company	[31]	Trading company	[31]
Statement of operations	—		—		—
NewLeadjmeg Inc. [Member]
Entity Incorporation, State Country Name	Marshall Islands		Marshall Islands		Marshall Islands
Nature / Vessel Name	Dormant company	[32]	Dormant company	[32]	Dormant company	[32]
Statement of operations	—		—		—
NewLead Mojave Holdings LLC. [Member]
Entity Incorporation, State Country Name	United States of America		United States of America		United States of America
Nature / Vessel Name	Operating company	[33]	Operating company	[33]	Operating company	[33]
Statement of operations	—		—		—
Ocean Hope Shipping Ltd. [Member]
Entity Incorporation, State Country Name	Malta		Malta		Malta
Nature / Vessel Name	Dormant company		Dormant company		Dormant company
Statement of operations	—		—		—

[1]	M/T High Land was sold and delivered to its new owners on September 15, 2010. The shipowning company was dissolved on September 21, 2011.
[2]	M/T High Rider was sold and delivered to its new owners on April 22, 2010. The shipowning company was dissolved on September 21, 2011.
[3]	M/T Ostria was sold and delivered to its new owners on September 7, 2010. The shipowning company was dissolved on September 21, 2011.
[4]	M/T Newlead Avra and M/T Newlead Fortune were sold and delivered to their new owners on December 22, 2011.
[5]	M/T Nordanvind was sold and delivered to its new owners on September 7, 2010.
[6]	M/T Chinook was sold and delivered to its new owners on April 15, 2010.
[7]	M/T Newlead Compass and M/T Newlead Compassion were sold and delivered to their new owners on January 31, 2012.
[8]	M/V Australia was delivered to its owner (an affiliate of Lemissoler Maritime Company W.L.L.) on January 31, 2012.
[9]	M/V Brazil was delivered to its owner (an affiliate of Lemissoler Maritime Company W.L.L.) on March 19, 2012.
[10]	M/V China was delivered to its owner (an affiliate of Lemissoler Maritime Company W.L.L.) on February 11, 2012.
[11]	On March 14, 2012, the lessor foreclosed on M/V Newlead Endurance. Refer to Note 17 for more details. Newlead Bulkers had the commercial, technical and operational management of the vessel until March 31, 2012.
[12]	M/V Newlead Venetico was sold and delivered to its new owners on May 8, 2012.
[13]	M/V Grand Ocean was sold and delivered to its new owners on January 11, 2012.
[14]	M/V Grand Rodosi was delivered to its owner (an affiliate of Lemissoler Maritime Company W.L.L.) on February 7, 2012.
[15]	M/T Hiona and M/T Hiotissa were sold and delivered to their new owners on July 19, 2012 and July 27, 2012, respectively. After these dates, Newlead Shipping continued to have part of the commercial, technical and operational management of these vessels. On February 25, 2013, the Company received notices of redelivery and termination, which were effected during June 2013, pursuant to the terms of the management agreements governing such services.
[16]	The company was dissolved on November 9, 2010.
[17]	M/V Saronikos Bridge was sold and delivered to its new owners on January 7, 2010. The shipowning company was dissolved on July 28, 2011.
[18]	M/V MSC Seine was sold and delivered to its new owners on January 20, 2010. The shipowning company was dissolved on July 28, 2011.
[19]	These shipowning companies were dissolved on September 21, 2011.
[20]	Olympic Galaxy Shipping Ltd. and Dynamic Maritime Co. were dissolved on July 28, 2011. Newlead Stride Inc. was dissolved on November 22, 2011. Mote Shipping Ltd. was dissolved on August 5, 2011.
[21]	The Company controls 52% of NewLead Holdings (US) Corp. through NewLead Mojave Holdings LLC.
[22]	The company was dissolved on June 15, 2010.
[23]	On February 24, 2012, the lender foreclosed on the shares of Ayasha Trading Corporation (owner of M/V Newlead Tomi). Newlead Bulkers had the commercial, technical and operational management of the vessel until April 18, 2012. Refer to Note 15 for more details.
[24]	On February 24, 2012, the lender foreclosed on the shares of Bethune Properties S.A. (owner of M/V Newlead Gujarat). Newlead Bulkers had the commercial, technical and operational management of the vessel until May 21, 2012. Refer to Note 15 for more details.
[25]	M/V Newlead Esmeralda was sold and delivered to its new owners on February 16, 2012.
[26]	M/V Newlead Spartounta and M/V Newlead Prosperity were sold and delivered to their new owners on September 13, 2011 and September 20, 2011, respectively. Refer to Note 11 for more details.
[27]	On July 28, 2011, Hull 4023, named Navios Serenity, was delivered from a Korean shipyard. On March 26, 2012, M/V Navios Serenity was sold and delivered to its new owners.
[28]	On May 22, 2012, the Shipbuilding Contract for Hull 4029 with SPP Shipbuilding Co. Ltd.was terminated. Refer to Note 10 for more details.
[29]	The company was dissolved on August 5, 2011.
[30]	Newlead Trading Inc. was established on July 1, 2011 as a joint venture between the Company and a third party. The Company owns 50% of the shares of Newlead Trading Inc. No operations have taken place by this entity.
[31]	New Lead JMEG LLC was established on April 11, 2012 as a joint venture between the Company and J Mining & Energy Group. The Company has joint control with J Mining & Energy Group of New Lead JMEG LLC.
[32]	Newleadjmeg Inc. was established on February 23, 2012. The Company owns 50% of the shares of Newleadjmeg Inc. No transactions have taken place by this entity.
[33]	NewLead Mojave Holdings LLC was established on April 30, 2012. The Company controls 52% of NewLead Mojave Holdings LLC and is entitled to and is liable for the total net assets of NewLead Mojave Holdings LLC according to this percentage of control.